Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Amount At Which Betterments Or Renewals Are Capitalized	$ 1,000
Advertising Expense	$ 8,309	$ 16,837	$ 81,693
Finite-Lived Intangible Asset, Useful Life	10 years
Warrants
Antidilutive Securities	342,000	342,000
Convertible Debt [Member]
Antidilutive Securities	1,654,524	1,654,524